Derivative Liabilities (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Conversion of stock, description			Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.		Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Exercise price for warrant, description			The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.		The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Fair value of convertible debt					$ 688,562
Amortization of debt discount			$ 225,969		549,531
Interest expense related to amortization of debt discount	$ 557				59,239
Additional debt discount			61,043		547,031
Unamortized debt discount related to derivative liability	0		0		0
(Gain) loss on change in fair value of derivative liabilities	(17,408)	$ 13,233	184,793	$ (70,766)	102,444	$ (482,697)
Derivative liability for warrants and convertible debt		$ 78,277		$ 78,277	3,293	216,705	$ 46,985
Resolution of derivative liabilities due to debt conversions			$ 237,997		833,583	$ 256,748
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability					$ 52,050
Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Volatility rate			170.00%		146.90%
Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Volatility rate			176.00%		155.80%